Commitments, Contingencies and Guarantees - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Unrecognized Tax Benefits	€ 96,458	€ 83,738	€ 74,069
Expense on operating lease payments	45,100	€ 43,900	€ 42,000
Non-committed gurantee facility	€ 15,000